Subsequent Events - Additional Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Jul. 29, 2022	Jul. 28, 2022	Jun. 30, 2022	Feb. 01, 2022	Dec. 31, 2021	Jan. 25, 2021	Nov. 06, 2020
Subsequent Event [Line Items]
Working capital loans						$ 0
Principal amount borrowed for expenses of IPO								$ 300,000
Related Party Extension Loans [Member]
Subsequent Event [Line Items]
Deposit into trust account							$ 1,035,000
Working Capital Loans [Member]
Subsequent Event [Line Items]
Principal amount borrowed for expenses of IPO				$ 500,000	$ 500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Loan for working capital purposes	$ 340,000
Working capital loans	$ 1,500,000
Principal amount borrowed for expenses of IPO			$ 1,750,000
Subsequent Event [Member] | Related Party Extension Loans [Member]
Subsequent Event [Line Items]
Deposit into trust account		$ 1,035,000
Subsequent Event [Member] | Working Capital Loans [Member]
Subsequent Event [Line Items]
Principal amount borrowed for expenses of IPO			$ 1,750,000